Borrowings - Narrative (Details) $ in Thousands, R$ in Millions		1 Months Ended	7 Months Ended	12 Months Ended
	Sep. 21, 2017 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 BRL (R$)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities			$ 97,999	$ 97,999	$ 210,525
Nominal amount			72,299	72,299	37,965
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 497,000	$ 497,000	$ 528,000
Borrowings, nominal rate (as a percent)				99.49%	105.65%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000
Issuance of senior notes	$ 495,700
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	6.00%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			1.62%	1.62%		1.62%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.24%	4.24%		4.24%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			2.50%	2.50%		2.50%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			7.95%	7.95%		7.95%
Brazilian Subsidiaries | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Interest rate basis (as a percent)					2.88%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)					3.80%
Nominal amount | R$						R$ 400.0
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			3.80%	3.80%		3.80%
Argentina Subsidiaries | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Nominal amount							$ 100,000
Tenor period			8 years
Grace period			2 years
Amount received regarding loan agreement with IFC		$ 22,000
Argentina Subsidiaries | IFC Tranche A And B Granted 2020 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.00%	4.00%		4.00%
U.S. Dollar | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			2.75%	2.75%		2.75%
U.S. Dollar | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			7.00%	7.00%		7.00%
U.S. Dollar | Argentina Subsidiaries | LIBOR Variable Rate Basis | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			4.00%	4.00%		4.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			30.00%	30.00%		30.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			39.00%	39.00%		39.00%